Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Professional fees payable	$ 1,512,500	$ 1,612,224
Other taxes payable	904,242	851,836
Payable to a third party	1,031,674
Accrued payroll and employee benefits	69,230	139,611
Deposits	7,454	7,457
Others	124,278	52,651
Total accrued expenses and other current liabilities	$ 3,649,378	$ 2,663,779